Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 31,423	$ 25,035
Allowance for credit loss	(121)	(132)
Accounts receivable, net	$ 31,302	$ 24,903